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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21925

                Claymore/Zacks Quantitative Growth & Income Fund
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
               (Address of principal executive offices) (Zip code)

                                Nicholas Dalmaso
                            2455 Corporate West Drive
                                 Lisle, IL 60532
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-505-3700

                       Date of fiscal year end: August 31

             Date of reporting period: July 1, 2007 - June 30, 2008

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S)
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

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Item 1. Proxy Voting Record.

The fund held no voting securities during the period covered by this report. No records are attached. The registrant has not yet commenced operations.

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore/Zacks Quantitative Growth & Income Fund


By:    /s/ Nicholas Dalmaso
       -----------------------------------------
Name:  Nicholas Dalmaso
Title: Chief Executive Officer
Date:  August 26, 2008